CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	35,141,114	33,000,000
Ordinary shares outstanding	35,141,114	33,000,000